Consolidated Statements of Income (Loss) and Comprehensive Income (Loss)		12 Months Ended
		Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 SGD ($) $ / shares shares	Jun. 30, 2023 SGD ($) $ / shares shares	Jun. 30, 2022 SGD ($) $ / shares shares
Income Statement [Abstract]
Revenues, net		$ 3,810,441	$ 5,163,909	$ 5,213,810	$ 5,266,589
Cost of revenues		(3,195,272)	(4,330,233)	(4,066,566)	(3,997,436)
Gross profit		615,169	833,676	1,147,244	1,269,153
Operating expenses:
Selling and distribution		(29,430)	(39,884)	(27,719)	(11,000)
General and administrative		(1,682,776)	(2,280,498)	(1,516,758)	(1,062,174)
Total operating expenses		(1,712,206)	(2,320,382)	(1,544,477)	(1,073,174)
Loss from operations		(1,097,037)	(1,486,706)	(397,233)	195,979
Other income (expense):
Interest expense		(121,865)	(165,151)	(134,430)	(76,418)
Government grants		21,624	29,305	22,270	169,675
Other income		116,348	157,675	67,648	258,097
Total other expense, net		16,107	21,829	(44,512)	351,354
Loss before income taxes		(1,080,930)	(1,464,877)	(441,745)	547,333
Income tax expense		(1,338)	(1,813)		(33,999)
NET LOSS/ COMPREHENSIVE LOSS		$ (1,082,268)	$ (1,466,690)	$ (441,745)	$ 513,334
Net income (loss) per share attributable to shareholders
Basic | (per share)	[1]	$ (0.05)	$ (0.07)	$ (0.02)	$ 0.03
Diluted | (per share)	[1]	$ (0.05)	$ (0.07)	$ (0.02)	$ 0.03
Weighted average number of Shares outstanding
Basic	[1]	20,000,000	20,000,000	20,000,000	20,000,000
Diluted	[1]	20,000,000	20,000,000	20,000,000	20,000,000

[1]	Giving retroactive effect to the 2,000 for 1 share split effected on June 12, 2024.